CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0
Operating expenses:
Research and development	24,401	8,521	46,883	25,056
General and administrative	8,034	2,761	18,135	7,040
Total operating expenses	32,435	11,282	65,018	32,096
Loss from operations	(32,435)	(11,282)	(65,018)	(32,096)
Other income, net	50	1	49	1
Net loss	(32,385)	(11,281)	(64,969)	(32,095)
Other comprehensive loss:
Unrealized loss on marketable securities	24	0	20	0
Comprehensive loss	$ (32,409)	$ (11,281)	$ (64,989)	$ (32,095)
Net loss per share attributable to common stockholders—basic and diluted	$ (1.56)	$ (33.45)	$ (145.55)	$ (112.18)
Weighted-average common shares outstanding—basic and diluted	20,760,722	337,302	446,379	286,105